Mobile Financial Services activities - Market Risk Management (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cost of risk	€ 31	€ 10	€ 7
Operating segments [member] | Consumer loans
Disclosure of detailed information about financial instruments [line items]
Number of scenarios | item	3
Central scenario weighted on provisioning model of the economic forecasts	70.00%
Optimistic scenario weighted on provisioning model of the economic forecasts	20.00%
Pessimistic scenario weighted on provisioning model of the economic forecasts	10.00%
Orange Bank, operating segment [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Provision on consumer credit portfolio	€ 4
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
LCR ratio (short-term liquidity ratio)	435.00%
Net Stable Funding Ratio	150.00%
Provision to cover the impacts of the health crisis on installment receivables	€ 4
Orange Bank, operating segment [member] | Operating segments [member] | Mortgage loans
Disclosure of detailed information about financial instruments [line items]
Provision for sectors deemed vulnerable	5
Total exposure related to customers whose payments had been deferred	€ 15
Total exposure related to customers whose payments had been deferred as a percent of portfolio	1.80%
Orange Bank, operating segment [member] | Operating segments [member] | Consumer loans
Disclosure of detailed information about financial instruments [line items]
Provision recognized	€ 6
Total exposure related to customers whose payments had been deferred	€ 22
Total exposure related to customers whose payments had been deferred as a percent of portfolio	2.70%
Orange Bank, operating segment [member] | Operating segments [member] | Company and professional portfolios
Disclosure of detailed information about financial instruments [line items]
Total exposure related to customers whose payments had been deferred	€ 66
Total exposure related to customers whose payments had been deferred as a percent of portfolio	25.00%
Orange Bank, operating segment [member] | Operating segments [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cost of risk	€ (30)
Cost of risk as a percentage of average outstandings	1.60%
Cost of risk related to the health crisis	€ (15)
Cost of risk related to the health crisis as a percentage of average outstandings	0.80%